Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 6.17%
Communications - 0.99%

Altice France Holding S.A., 6.875%, 07/15/2032(b)	$560,975	$545,420
CSC Holdings LLC, 3.375%, 02/15/2031(b)	270,000	151,769
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	1,291,800	1,237,557
Level 3 Financing Inc., 8.500%, 01/15/2036(b)	578,000	601,849
		2,536,595
Consumer Discretionary - 3.07%

1261229 B.C. Ltd., 10.000%, 04/15/2032(b)	1,557,000	1,592,353
Bath and Body Works Inc., 7.600%, 07/15/2037(b)	1,137,000	1,126,138
Community Health Systems, Inc., 9.750%, 01/15/2034(b)	1,692,000	1,715,686
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	1,885,000	1,923,943
RR Donnelley & Sons Co., 11.000%, 06/01/2031	159,000	151,843
Staples Inc., 10.750%, 09/01/2029(b)	1,369,000	1,311,530
		7,821,493
Financials - 1.09%

Compass Group Diversified Holdings LLC, 5.250%, 04/15/2029(b)	454,831	434,059
Morgan Stanley Finance LLC, 7.780%, 08/31/2036	7,000	5,266
Morgan Stanley Finance LLC, 5.835%, 10/31/2036	2,000	1,498
Morgan Stanley Finance LLC, 7.780%, 12/30/2036	7,000	5,456
Morgan Stanley Finance LLC, 5.699%, 02/08/2037	36,000	28,514
Morgan Stanley Finance LLC, 4.668%, 06/30/2037	15,000	11,122
Morgan Stanley Finance LLC, 7.780%, 07/31/2037	51,000	37,874
Morgan Stanley Finance LLC, 7.839%, 09/29/2037	198,000	154,599
Morgan Stanley, 3.920% (Variable Rate), 01/29/2031(i)	55,000	44,299
Morgan Stanley, 2.723% (Variable Rate), 09/30/2034(i)	15,000	10,498
Morgan Stanley, 2.660% (Variable Rate), 11/28/2034(i)	19,000	12,902
Morgan Stanley, 3.112% (Variable Rate), 01/30/2035(i)	20,000	12,616
Morgan Stanley, 3.920% (Variable Rate), 02/29/2036(i)	4,000	2,867
Morgan Stanley, 3.890% (Variable Rate), 06/30/2036(i)	5,000	3,640
Morgan Stanley, 5.879% (Variable Rate), 07/29/2036(i)	22,000	16,480
Morgan Stanley, 7.780% (Variable Rate), 08/31/2036(i)	9,000	7,152
Morgan Stanley, 7.839% (Variable Rate), 11/29/2036(i)	3,000	2,411
Morgan Stanley, 7.780% (Variable Rate), 01/31/2037(i)	56,000	42,884
Morgan Stanley, 7.780% (Variable Rate), 05/31/2037(i)	49,000	39,016
Procap Financial Inc., 0.000%, 12/05/2028(b)(e)(f)	1,800,000	1,695,080
UBS AG London, 2.660%, 08/28/2030	54,000	44,688
UBS AG London, 3.890%, 09/30/2030	33,000	27,933
UBS AG London, 2.918%, 09/30/2030	4,000	3,117
UBS Group AG, 3.112% (Variable Rate), 07/31/2030(i)	8,000	6,648
UBS Group AG, 3.112% (Variable Rate), 10/30/2030(i)	22,000	17,146
UBS Group AG, 3.920% (Variable Rate), 01/29/2031(i)	82,000	65,524
UBS Group AG, 4.703% (Variable Rate), 04/29/2031(i)	54,000	43,075
		2,776,364

Quarterly Report | July 31, 2026	1

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
Real Estate - 1.02%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)(f)	$16,395,000	$325,147
China Evergrande Group, 9.500%, 04/11/2022(a)(e)(f)	6,148,000	121,885
China Evergrande Group, 11.500%, 01/22/2023(a)(e)(f)	4,600,000	90,650
China Evergrande Group, 10.000%, 04/11/2023(a)(e)(f)	7,568,000	148,851
China Evergrande Group, 7.500%, 06/28/2023(a)(e)(f)	11,802,000	231,442
China Evergrande Group, 12.000%, 01/22/2024(a)(e)(f)	19,888,000	390,769
China Evergrande Group, 9.500%, 03/29/2024(a)(e)(f)	4,420,000	86,845
China Evergrande Group, 10.500%, 04/11/2024(a)(e)(f)	4,572,000	90,274
China Evergrande Group, 8.750%, 06/28/2025(a)(e)(f)	57,621,000	1,109,059
		2,594,922

TOTAL CORPORATE BONDS		15,729,374
(Cost $14,516,689)

	Principal Amount	Fair Value
SENIOR LOANS - 9.12%
Communications - 0.35%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR1M + 3.750%, 04/30/2028	986,365	897,439
		897,439
Consumer Discretionary - 2.29%

AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029	1,060,719	1,067,625
Dave & Buster's Entertainment Inc., Term Loan B, TSFR3M + 3.2500%, 10/31/2031	725,845	588,693
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	5,039,077	4,187,825
		5,844,143
Consumer, Non-cyclical - 2.32%

Revlon Intermediate Holdings IV LLC, Term Loan, TSFR6M + 6.875%, 05/02/2028	5,988,762	5,922,316
		5,922,316
Health Care - 3.51%

1261229 B.C. Ltd., Term Loan, SOFR1M + 6.250%, 10/08/2030	999,938	972,663
Canopy Growth Corporation, Term Loan, SOFR1M + 6.250%, 01/31/2031(c)	8,402,168	7,771,165
ModivCare Inc., Exit Term Loan, SOFR3M + 5.000%, 12/30/2030	251,970	215,013
		8,958,841
Industrials - 0.65%

LABL Inc. Term Loan, TSFR3M + 2.735%, 05/11/2033	1,943,611	1,631,943
		1,631,943

TOTAL SENIOR LOANS		23,254,682
(Cost $24,295,444)

	Principal Amount	Fair Value
CONVERTIBLE CORPORATE BOND - 0.34%
Communications - 0.34%

Trump Media & Technology Group Corp., 0.000%, 05/29/2028(b)(f)	898,000	861,969
		861,969

TOTAL CONVERTIBLE CORPORATE BOND		861,969
(Cost $862,080)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 3.26%
Sovereign - 3.26%

United States Treasury, 4.125%, 06/30/2031	$1,206,000	$1,190,314
United States Treasury, 4.375%, 05/15/2036	7,325,000	7,134,436

TOTAL SOVEREIGN DEBT OBLIGATIONS		8,324,750
(Cost $8,374,555)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.26%
Federal National Mortgage Association (FNMA) - 1.26%

FNMA, Series 23-52, Class IO, 3.000%, 05/25/2051	5,780,391	1,123,120
FNMA, Series 5441, Class SA, 0.767%, 08/25/2054	13,407,720	404,022
FNMA, Series 5468, Class SB, 0.617%, 11/25/2054	6,068,509	176,540
FNMA, Series 5518, Class SC, 0.997%, 03/25/2055	5,150,526	181,085
FNMA, Series 25-44, Class SA, 0.817%, 06/25/2055	12,915,457	473,411
FNMA, Series 5557, Class SC, 0.867%, 07/25/2055	9,872,292	350,876
FNMA, Series 5575, Class SB, 0.967%, 09/25/2055	11,904,852	499,633

TOTAL MORTGAGE-BACKED SECURITIES		3,208,687
(Cost $4,067,209)

	Shares	Fair Value
COMMON STOCK - 14.13%
Communications - 2.81%

Altice France LUXCO 3(f)	3,331	59,188
Bumble, Inc.(f)	499,560	1,423,746
Meta Platforms, Inc.	705	392,481
Netflix, Inc.(f)	4,174	299,318
Snap Inc.(f)	438,136	2,054,858
SoftBank Group Corp.	35,745	979,170
Telephone and Data Systems Inc.	7,790	261,588
Trump Media & Technology Group Corp.(f)	37,912	373,812
Uber Technologies Inc.(f)	5,025	353,559
Weibo Corp.	119,257	971,945
		7,169,665
Consumer Discretionary - 1.25%

Arbe Robotics, Ltd.(f)	55,882	36,575
Capri Holdings Ltd.(f)	11,752	187,209
Chipotle Mexican Grill, Inc.(f)	9,353	348,119
Dave & Buster's Entertainment(f)	35,084	380,311
Empery Digital Inc.(f)	38,912	110,510
Evolution AB(b)(f)	16,104	1,231,536
JD.com Inc.(f)	5,489	181,192
PDD Holdings Inc.(f)	3,141	278,167
Planet Fitness Inc.(f)	1,022	57,140
Polestar Automotive Holding UK(f)	10,417	150,005
Vera Bradley Inc.(f)	16,491	56,234
Winnebago Industries, Inc.	5,264	159,394
		3,176,392

Quarterly Report | July 31, 2026	3

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Consumer Staples - 0.04%

Avax One Technology Ltd.(f)	36,882	$106,959
		106,959
Energy - 0.07%

Sable Offshore Corp.(f)	33,236	175,818
		175,818
Financials - 5.57%

Avalanche Treasury Corp.(f)	970	290
Compass Diversified Holdings(f)	37,269	375,672
Etoro Group Ltd.(f)	3,752	133,834
EXOR NV	98,084	7,838,214
FS KKR Capital Corp.	355,124	3,753,661
Midcap Financial Investment	23,269	222,452
Nuveen Churchill Direct Lending	30,040	364,085
PagSeguro Digital Ltd.	140,185	1,351,383
Procap Financial Inc.(f)	7,516	12,777
Procap Financial Inc. Founder Shares(c)(f)	19,641	22,980
SLR Investment Corp.	10,006	125,875
VEF AB(f)	53,287	9,760
		14,210,983
Health Care - 0.69%

AirSculpt Technologies Inc.(f)	32,469	156,176
Community Health Systems, Inc.(f)	89,173	248,793
Ethzilla Corp.(f)	31,170	160,837
Idorsia Ltd.(f)	81,933	619,729
ModivCare Inc.(f)	42,927	245,500
Nakamoto Inc.(f)	12,176	57,836
Sharps Technology Inc.(f)	180,245	236,121
Solana Corp.(f)	27,016	44,576
		1,769,568
Industrials - 0.90%

Axon Enterprise, Inc.(f)	393	207,410
Babcock & Wilcox Enterprises Inc.(f)	5,376	50,104
CEA Industries Inc.(f)	113,447	301,769
Grupo Aeroméxico S.A.B. de C.V.(f)	12,222	188,219
Multi-Color Corp.(c)(f)	262	21,877
TaskUS Inc.	42,952	260,719
Vertical Aerospace Ltd.(f)	881,769	1,093,394
Voyager Technologies Inc.(f)	7,299	179,044
		2,302,536
Information Technology - 0.31%

Forward Industries Inc.(f)	1,432	5,771
GDS Holdings Ltd.(f)	8,407	275,245
Oracle Corp.	2,620	340,259
Zscaler Inc.(f)	1,127	170,402
		791,677

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Materials - 0.04%

ASP Isotopes Inc.(f)	24,663	$98,652
Critical Metals Corp.(f)	1,933	10,612
		109,264
Real Estate - 0.63%

CBRE Group Inc.(f)	1,064	156,206
Compass Inc.(f)	19,229	219,018
Star Holdings(f)	130,599	1,223,713
		1,598,937
Technology - 1.68%

CommScope Holding Company, Inc.	15,255	179,094
Descartes Systems Group, Inc.(f)	1,163	87,342
Intuit Inc.	4,811	1,520,613
IREN Ltd.(f)	3,653	134,430
TON Strategy Co.(f)	61,702	183,872
Vertex, Inc.(f)	39,234	506,510
Workday, Inc.(f)	9,993	1,602,277
xTAO Inc.(f)	197,896	46,505
		4,260,643
Utilities - 0.14%

Constellation Energy Corp.	1,052	276,413
PPL Corp.	2,465	86,793
		363,206

TOTAL COMMON STOCK		36,035,648
(Cost $42,118,469)

	Shares	Fair Value
CLOSED END FUNDS - 4.26%
Alternative - 0.25%

Destra Multi-Alternative Fund	2,947	22,161
Regal Partners Global Investments, Ltd.	345,129	621,697
		643,858
Equity - 2.92%

Adams Natural Resources Fund, Inc.	19,032	511,770
Australian United Investment Company Ltd.(f)	75,568	605,645
BlackRock Science & Technology Trust II	49,482	1,406,773
Bluerock Private Real Estate Fund	57,996	700,012
Direxion Daily Robotics Artificial Intelligence & Automation Index Bull 2X Shares	14,871	328,947
Gabelli Dividend & Income Trust	42,942	1,277,954
Gabelli Healthcare & WellnessRx Trust	23,912	232,783
HBM Healthcare Investments AG	141	43,689
Hearts and Minds Investments, Ltd.	733,506	1,486,460
Pengana International Equities, Ltd.	1,064,780	865,364
		7,459,397

Quarterly Report | July 31, 2026	5

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Fixed Income - 0.10%

abrdn Municipal Income Fund	8,755	$47,014
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	343	3,608
BNY Mellon Strategic Municipals, Inc.	21,897	134,667
Ellsworth Growth and Income Fund, Ltd.	5,024	61,142
PIMCO California Municipal Income Fund	1,232	10,582
		257,013
Mixed Allocation - 0.09%

Virtus Dividend, Interest & Premium Strategy Fund	14,430	219,625
		219,625
Private Equity - 0.90%

FS Specialty Lending Fund	11,478	127,865
Syncona, Ltd.(f)	1,507,674	2,162,007
		2,289,872

TOTAL CLOSED END FUNDS		10,869,765
(Cost $8,841,338)

	Shares	Fair Value
PREFERRED STOCK - 1.48%
Health Care - 0.18%

Integrity Labs, Inc.(c)(f)	445,127	461,627
		461,627
Industrials - 0.17%

Multi-Color Corp.(c)(f)	481	444,925
		444,925
Information Technology - 0.31%

Strategy Inc. Cumulative Preferred Series A	8,656	788,552
		788,552
Technology - 0.82%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	587,821	2,086,188
		2,086,188

TOTAL PREFERRED STOCK		3,781,292
(Cost $2,245,394)

Fair Value
PARTICIPATION AGREEMENT - 0.29%

PK Funding 2023 LLC(c)	743,238

TOTAL PARTICIPATION AGREEMENT	743,238
(Cost $739,221)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Fair Value
PRIVATE FUNDS - 25.43%

Alternative Capital Investments Fund III LP, Standard Class Interests	$438,421
Alternative Capital Investments Fund III LP, Special Class Interests Anthropic(f)	4,238,000
Alternative Capital Investments Fund III LP, Special Class Interests KLINGER	304,826
Alternative Capital Investments Fund III LP, Special Class Interests MILBERG	3,274,497
Alternative Capital Investments Fund III LP, Special Class Interests PANNOX(f)	1,166,392
Alternative Capital Investments Fund III LP, Special Class Interests PROVIDER	3,504,376
Alternative Capital Investments Fund III LP, Special Class Interests Provider2(f)	2,141,419
Alternative Capital Investments Fund III LP, Special Class Interests VGASA(f)	1,562,339
New Holland Special Opportunities Aggregator, LP Class M Interests(f)(h)	1,247,424
New Holland Special Opportunities Aggregator LP, Class Y-7 Interests(f)(h)	3,834,053
Stone Ridge Opportunities Fund Feeder LP(f)	43,158,480

TOTAL PRIVATE FUNDS	64,870,227
(Cost $42,997,193)

	Shares	Fair Value
UNIT TRUST - 2.43%

Grayscale Ethereum Classic Trust(f)(g)	1,845,192	6,199,842

TOTAL UNIT TRUST		6,199,842
(Cost $18,219,892)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 5.21%

Abony Sponsor I LLC, Class A Unit(c)(f)	61,093	91,640
Abony Sponsor I LLC, Class B Unit(c)(f)	7,637	13,899
Activate Energy Sponsors LLC, Class A Unit(c)(f)	86,111	90,417
Activate Energy Sponsors LLC, Class B Unit(c)(f)	10,764	14,424
Aldabra 4 LOV Sponsor Partnership, Class A Unit(c)(f)	76,516	109,418
Aldabra 4 LOV Sponsor Partnership, Class B Unit(c)(f)	63,764	28,056
American Exceptionalism Acquisition Corp A(f)	3,568	40,283
AMR Resources Acquisition Corp.(f)	1,192	11,848
Ares Acquisition Corp. III(f)	7,015	71,097
Armada Acquisition Corp. III(f)	2,511	904
Armada Sponsor III, Class A Unit(c)(f)	81,458	84,716
Armada Sponsor III, Class B Unit(c)(f)	10,182	13,135
Art Technology Sponsor, LLC, Class A Unit(c)(f)	79,848	92,624
Art Technology Sponsor, LLC, Class B Unit(c)(f)	15,969	23,634
Axiom Intelligence Holdings 1 LLC, Class A Unit(c)(f)	109,718	326,960
Axiom Intelligence Holdings 1 LLC, Class B Unit(c)(f)	13,715	51,294
B&R Technology Merger Corp.(f)	9,539	94,818
Bengochea SPAC Sponsors II LLC, Class A Unit(c)(f)	132,416	173,465
Bengochea SPAC Sponsors II LLC, Class B Unit(c)(f)	16,552	26,649
Berto Acquisition Corp. II(f)	23,457	233,632
Bleichroeder Acquisition Corp.(f)	14,323	144,662
Blue Holdings, Class A Unit(c)(f)	137,148	853,061
Blue Holdings, Class B Unit(c)(f)	13,715	106,703
Blue Water Acquisition IV LLC, Class A Unit(c)(f)	78,898	81,265
Blue Water Acquisition IV LLC, Class B Unit(c)(f)	9,862	13,610

Quarterly Report | July 31, 2026	7

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Cal Redwood Acquisition Corp., Class A Unit(c)(f)	134,662	$278,750
Cal Redwood Acquisition Corp., Class B Unit(c)(f)	16,833	46,291
Cantor Equity Partners IV, Inc.(f)	11,518	119,902
Cantor Equity Partners V, Inc.(f)	13,869	144,168
Cantor Equity Partners VI, Inc.(f)	7,602	78,795
Cantor Equity Partners VII, Inc.(f)	14,031	141,432
Cartesian Growth Corp. IV(f)	16,369	163,363
Chenghe Investment III LLC, Class A Unit(c)(f)	133,435	105,414
Chenghe Investment III LLC, Class B Unit(c)(f)	16,679	16,679
Churchill Capital Corp. XI(f)	190	2,633
Churchill Capital Corp. XII(f)	6,696	70,978
Churchill Capital Corp. XIII(f)	1,192	12,349
Cohen Circle Sponsor II, LLC, Class A Unit(c)(f)	34,290	79,210
Cohen Circle Sponsor II, LLC, Class B Unit(c)(f)	6,858	20,231
Columbus Circle 2 Sponsor Corporation LLC, Class A Unit(c)(f)	23,274	99,147
Columbus Circle 2 Sponsor Corporation LLC, Class B Unit(c)(f)	4,073	21,343
Columbus Circle Capital Corp.(f)	4,414	4,326
Crane Harbor Sponsor II LLC, Class A Unit(c)(f)	40,514	69,684
Crane Harbor Sponsor II LLC, Class B Unit(c)(f)	8,103	18,232
EGH Sponsor LLC, Class A Unit(c)(f)	58,498	176,079
EGH Sponsor LLC, Class B Unit(c)(f)	7,312	27,420
FIGX Acquisition Partners LLC, Class A Unit(c)(f)	86,860	87,729
FIGX Acquisition Partners LLC, Class B Unit(c)(f)	10,858	14,550
Fortress Value Acquisition Corp.(f)	15,329	155,743
Freedom Metals Acquisition Corp.(f)	9,549	95,251
FutureCorp Space Acquisition 1(f)	16,403	165,670
FutureCrest Acquisition Corp.(f)	65	665
Gores Holdings X Inc.(f)	2,506	26,263
Gores Holdings XI Inc.(f)	7,925	80,558
GP-Act III Acquisition Corp., Class A Unit(c)(f)	17,094	22,222
GP-Act III Acquisition Corp., Class B Unit(c)(f)	21,362	3,632
Graf Global Corp., Class A Unit(c)(f)(g)	15,421	26,061
Graf Global Corp., Class B Unit(c)(f)(g)	19,276	6,747
Hall Chadwick Acquisition Corp.(f)	11,387	114,667
Hall Chadwick Acquisition Corp., Class A Unit(c)(f)	86,111	198,055
Hall Chadwick Acquisition Corp., Class B Unit(c)(f)	10,764	31,000
HCM IV Acquisition Corp.(f)	4,414	2,450
HCM Investor Holdings III, LLC, Class A Unit(c)(f)	103,450	221,383
HCM Investor Holdings III, LLC, Class B Unit(c)(f)	137,934	81,381
HCM Investor Holdings IV, LLC, Class A Unit(c)(f)	32,703	54,614
HCM Investor Holdings IV, LLC, Class B Unit(c)(f)	54,504	26,707
Illumination Acquisition 1 Sponsor LLC, Class A Unit(c)(f)	61,093	86,141
Illumination Acquisition 1 Sponsor LLC, Class B Unit(c)(f)	7,637	13,899
Illumination Acquisition Corp.(f)	1,681	639
Inflection Point Acquisition Corp. VI(f)	10,899	109,971
Irenic Acquisition Corp.(f)	5,580	55,409
Kensington Capital Acquisition VI(f)	3,638	36,998
Keystone Acquisition Corp.(f)	7,029	69,306
KPET Ultra Paceline Corp.(f)	16,166	162,468
KRAKacquisition Corp.(f)	7,232	72,356
Lafayette Digital Acquisition Corp. I, Class A Unit(c)(f)	67,720	73,815
Lafayette Digital Acquisition Corp. I, Class B Unit(c)(f)	13,544	17,472

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Launchpad Cadenza Acquisition Corp. I, Class A Unit(c)(f)	64,822	$74,545
Launchpad Cadenza Acquisition Corp. I, Class B Unit(c)(f)	54,019	17,286
LeapFrog Acquisition Corp.(f)	4,201	24,417
LeapFrog Partners LLC, Class A Unit(c)(f)	95,057	106,464
LeapFrog Partners LLC, Class B Unit(c)(f)	11,882	16,635
LightWave Founders LLC, Class A Unit(c)(f)	160,720	181,614
LightWave Founders LLC, Class B Unit(c)(f)	16,072	22,662
M3 Brigade Acquisition V Corp.(f)	189,227	2,026,621
M3 Brigade Acquisition V Corp. Sponsor Shares(c)(f)	35,504	118,228
M3 Brigade Sponsor VI LLC, Class A Unit(c)(f)	85,721	112,295
M3 Brigade Sponsor VI LLC, Class B Unit(c)(f)	114,295	42,289
Market Technology Acquisition Corp.(f)	1,789	17,810
Metals Acquisition Corp. II(f)	13,190	134,802
Meridian3 Industrials Acquisition Corp.(f)	23,871	238,471
Meridian3 Partners Sponsor LLC, Class A(c)(f)	96,089	96,089
Meridian3 Partners Sponsor LLC, Class B(c)(f)	76,871	384
MOZAYYX Acquisition Corp.(f)	2,880	28,685
New America Acquisition I Corp.(f)	664	6,730
NewHold Investment Corp. IV(f)	7,830	79,318
NewHold Investment Corp. III, Class A Unit(c)(f)	67,027	460,475
NewHold Investment Corp. III, Class B Unit(c)(f)	8,378	66,186
New Providence Holdings III, LLC, Class A Unit(c)(f)	126,069	137,415
New Providence Holdings III, LLC, Class B Unit(c)(f)	15,759	22,220
Osprey Acquisition Corp. III(f)	9,549	96,063
Oxley Bridge Holdings LLC, Class A Unit(c)(f)	128,263	105,176
Oxley Bridge Holdings LLC, Class B Unit(c)(f)	160,330	30,463
Oyster Enterprises II LLC, Class A Unit(c)(f)	134,995	137,695
Oyster Enterprises II LLC, Class B Unit(c)(f)	16,874	22,949
Petit Monts LLC, Class A Unit(c)(f)	62,120	120,513
Pioneer Acquisition 1 Sponsor Holdco LLC, Class A Unit(c)(f)	137,148	111,090
Pioneer Acquisition 1 Sponsor Holdco LLC, Class B Unit(c)(f)	171,435	34,287
Range Capital Acquisition Sponsor II, LLC, Class A Unit(c)(f)	71,311	79,155
Range Capital Acquisition Sponsor II, LLC, Class B Unit(c)(f)	8,914	13,193
Renatus Tactical Acquisition Corp. I(f)	5,667	59,277
Rice Acquisition Corp. 3(f)	8,569	90,103
Samos Energy Acquisition Corp.(f)	7,159	71,089
Soulpower Acquisition Sponsor LLC, Class A Unit(c)(f)	120,459	106,004
Soulpower Acquisition Sponsor LLC, Class B Unit(c)(f)	15,057	17,617
Spring Valley Acquisition Corp.(f)	12,903	131,482
Titan Acquisition Sponsor Holdco, LLC, Class A Unit(c)(f)	72,306	168,473
Titan Acquisition Sponsor Holdco, LLC, Class B Unit(c)(f)	90,383	51,518
Trailblazer Acquisition Corp.(f)	16,005	162,612
Tribeca Strategic Acquisition Corp.(f)	3,459	34,019
Tribeca Strategic Acquisition Corp. Class A(c)(f)	110,671	166
Tribeca Strategic Acquisition Corp. Class B(c)(f)	13,834	125,751
TXV Partners IV, LLC, Class A(c)(f)	38,435	115
TXV Partners IV, LLC, Class B(c)(f)	48,044	48,044
Viking Acquisition Corp. II(f)	7,161	70,536
VO Sponsor II, LLC, Class A Unit(c)(f)	72,306	93,998
VO Sponsor II, LLC, Class B Unit(c)(f)	904	14,643

Quarterly Report | July 31, 2026	9

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Wen Sponsor LLC, Class A Unit(c)(f)	125,704	$158,387
Wen Sponsor LLC, Class B Unit(c)(f)	157,130	50,282
Wilco 63 Corp.(f)	11,692	116,335
Willow Lane Acquisition Corp.(f)	3,153	2,659
Willow Lane Sponsor II LLC, Class A Unit(c)(f)	48,188	145,528
Willow Lane Sponsor II LLC, Class B Unit(c)(f)	9,637	34,404
Yorkville International Capital Corp.(f)	14,030	141,212

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		13,278,941
(Cost $10,864,953)

	Shares	Fair Value
DIGITAL ASSET TREASURY COMPANY - 0.25%

SeeQC, Inc.(c)(f)	127,757	650,283

TOTAL DIGITAL ASSET TREASURY COMPANY		650,283
(Cost $638,785)

	Shares	Fair Value
DIGITAL ASSETS - NON-SECURITY TOKENS - 0.00%(d)

Nemo Enterprises Inc., Digital Token(c)(f)(j)	64	-
Trump Media & Technology Group Corp., Digital Token(c)(f)(j)	37,912	-

TOTAL DIGITAL ASSETS - NON-SECURITY TOKENS		-
(Cost $0)

	Contracts	Fair Value
WARRANTS - 0.55%

1RT Acquisition Corp., Expires 06/20/2031, Strike Price $11.50(f)	5,929	3,261
Abony Acquisition Corp. I, Expires 12/31/2027, Strike Price $11.50(f)	2,102	873
Alussa Energy Acquisition Corp., Expires 11/12/2032, Strike Price $11.50(f)	1,345	605
Apex Treasury Corp., Expires 10/31/2032, Strike Price $11.50(f)	8,258	2,890
Armada Acquisition Corp. II, Expires 05/20/2030, Strike Price $11.50(f)	54,162	19,498
Averin Capital Acquisition Corp., Expires 01/30/2031, Strike Price $11.50(f)	1,051	762
Bain Capital GSS Investment Corp., Expires 01/01/2028, Strike Price $11.50(f)	5,414	4,006
Berto Acquisition Corp., Expires 05/01/2030, Strike Price $11.50(f)	31,254	22,503
Berto Acquisition Corp. II, Expires 05/18/2032, Strike Price $11.50(f)	7,819	5,473
Bitcoin Infrastructure Acquisition Corp., Expires 12/01/2030, Strike Price $11.50(f)	1,895	470
Bleichroeder Acquisition Corp. II, Expires 01/28/2032, Strike Price $11.50(f)	1,476	2,790
Blue Water Acquisition Corp. IV, Expires 12/10/2030, Strike Price $11.50(f)	1,215	388
BTC Development Corp., Expires 08/19/2030, Strike Price $11.50(f)	3,919	1,669
Canopy Growth Corporation, Expires 01/08/2031, Strike Price $1.30(c)(f)	969,481	387,792
CEA Industries Inc., Expires 01/30/2031, Strike Price $11.50(f)	23,342	1,632
Churchill Capital Corp. XI, Expires 08/05/2028, Strike Price $15.15(f)	1,515	10,257
Churchill Capital Corp. XII, Expires 04/02/2031, Strike Price $11.50(f)	669	1,050
Cohen Circle Acquisition Corp., Expires 05/23/2030, Strike Price $11.50(f)	5,559	3,997
Critical Metals Corp., Expires 02/07/2029, Strike Price $7.00(c)(f)	38,669	247,868
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Strike Price $11.50(f)	42,812	29,540
Digital Asset Acquisition Corp., Expires 04/01/2030, Strike Price $11.50(f)	29,467	8,840

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Contracts	Fair Value
Dynamix Corp., Expires 10/25/2029, Strike Price $11.50(f)	33,079	$5,959
Dynamix Corp. III, Expires 11/19/2030, Strike Price $11.50(f)	4,817	1,204
Evolution Global Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	6,167	2,219
EYE Health, Inc. – Expires 4.5 years after issuance, Strike Price $2.88(f)(j)	5	-
Fact II Acquisition Corp., Expires 11/26/2031, Strike Price $11.50(f)	22,895	4,579
Foxx Development Holdings Inc., Expires 09/26/2029, Strike Price $11.50(f)	2,528	171
FutureCrest Acquisition Corp., Expires 11/05/2030, Strike Price $11.50(f)	3,752	2,756
General Fusion Group Ltd., Expires 07/10/2033, Strike Price $11.50(f)	2,501	4,552
Gores Holdings X Inc., Expires 05/02/2030, Strike Price $11.50(f)	3,491	2,603
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	23,593	4,306
HCM III Acquisition Corp., Expires 07/31/2030, Strike Price $11.50(f)	9,476	6,065
Idea Acquisition Corp., Expires 10/22/2030, Strike Price $11.50(f)	2,943	1,001
Inflection Point Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	4,894	6,852
Insight Digital Partners II, Expires 12/31/2030, Strike Price $11.50(f)	5,414	1,327
IQM Quantum Computers Oyj, Expires 07/02/2031, Strike Price $11.50(f)	46,176	109,917
Irenic Acquisition Corp., Expires 04/10/2031, Strike Price $11.50(f)	1,860	1,043
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	18,390	136
Kensington Capital Acquisition, Expires 02/10/2031, Strike Price $11.50(f)	909	991
Keystone Acquisition Corp., Expires 05/04/2031, Strike Price $11.50(f)	3,514	1,320
KPET Ultra Paceline Corp., Expires 03/27/2031, Strike Price $11.50(f)	2,834	1,672
KRAKacquisition Corp., Expires 03/20/2031, Strike Price $11.50(f)	2,421	1,017
Legato Merger Corp. IV, Expires 03/16/2031, Strike Price $11.50(f)	1,013	446
Lightwave Acquisition Corp., Expires 06/24/2030, Strike Price $11.50(f)	10,620	2,440
Melar Acquisition Corp I, Expires 06/10/2029, Strike Price $11.50(f)	32,537	4,334
Metals Acquisition Corp. II, Expires 06/30/2033, Strike Price $11.50(f)	4,590	4,246
MOZAYYX Acquisition Corp., Expires 02/02/2031, Strike Price $11.50(f)	6,105	4,029
Multi-Color Corp., Expires 05/11/2033, Strike Price $256.00(c)(f)	693	3,812
Muzero Acquisition, Expires 12/10/2030, Strike Price $11.50(f)	998	329
New America Acquisition I Corp., Expires 12/01/2030, Strike Price $11.50(f)	1,406	562
New Providence Acquisition Corp. III, Expires 04/24/2030, Strike Price $11.50(f)	6,181	1,304
NewHold Investment Corp II-A., Expires 04/17/2030, Strike Price $11.50(f)	2,084	3,605
NewHold Investment Corp. IV, Expires 02/27/2032, Strike Price $11.50(f)	2,610	1,592
OneIM Acquisition Corp., Expires 12/22/2030, Strike Price $11.50(f)	9,700	6,790
OTG Acquisition Corp. I, Expires 10/22/2030, Strike Price $11.50(f)	3,731	1,496
Paloma Acquisition Corp. I, Expires 02/13/2031, Strike Price $11.50(f)	1,576	536
Perimeter Acquisition Corp. I, Expires 05/13/2030, Strike Price $11.50(f)	33,345	25,032
Plum Acquisition Corp IV, Expires 08/19/2029, Strike Price $11.50(f)	4,175	1,837
Presidio Pubco Inc., Expires 07/01/2031, Strike Price $11.50(f)	17,922	28,138
ProCap Acquisition Corp., Expires 05/13/2030, Strike Price $11.50(f)	20,612	6,700
Procap Financial Inc., Expires 05/16/2030, Strike Price $11.50(f)	1,473	307
QDRO Acquisition Corp., Expires 09/16/2030, Strike Price $11.50(f)	4,859	1,127
Range Capital Acquisition Corp. II, Expires 09/16/2030, Strike Price $11.50(f)	13,508	4,898
Renatus Tactical Acquisition Corp. I, Expires 05/15/2030, Strike Price $11.50(f)	3,588	2,242
Republic Digital Acquisition Co, Expires 05/01/2030, Strike Price $11.50(f)	60,608	20,867
Rice Acquisition Corp. 3, Expires 09/29/2031, Strike Price $11.50(f)	22,567	23,583
Rithm Acquisition Corp., Expires 12/30/2075, Strike Price $0.10(f)	1,581	909
Roman DBDR Acquisition Corp. II, Expires 10/31/2031, Strike Price $11.50(f)	19,566	3,825
Sharps Technology Inc., Pre Funded Warrant, Expires 03/20/2040, Strike Price $0.00(c)(f)	44,101	48,952
Sharps Technology Inc., Stapled Warrant, Expires 11/30/2028, Strike Price $9.75(c)(f)	174,658	10,479

Quarterly Report | July 31, 2026	11

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Contracts	Fair Value
SIM Acquisition Corp. I, Expires 06/01/2031, Strike Price $11.50(f)	12,138	$3,330
Space Asset Acquisition Corp., Expires 10/24/2030, Strike Price $11.50(f)	3,552	3,179
Spark I Acquisition Corp., Expires 11/27/2028, Strike Price $11.50(f)	5,003	5,954
Spartacus Acquisition Corp. I, Expires 12/13/2031, Strike Price $11.50(f)	3,363	1,463
Spring Valley Acquisition Corp., Expires 01/30/2031, Strike Price $11.50(f)	3,225	3,382
Stablecoinx Inc., Expires 06/26/2032, Strike Price $11.50(f)	27,900	10,323
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50(f)	16,778	16,484
Teamshares Inc., Expires 04/17/2030, Strike Price $11.50(f)	10,302	13,753
Terrestrial Energy Inc., Expires 10/10/2029, Strike Price $11.50(f)	12,004	26,889
Trailblazer Acquisition Corp., Expires 07/24/2030, Strike Price $11.50(f)	7,823	3,016
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	92,294
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	249,443	74,833
Viking Acquisition Corp. I, Expires 11/03/2030, Strike Price $11.51(f)	3,786	2,953
Viking Acquisition Corp. II, Expires 07/20/2031, Strike Price $11.50(f)	2,387	943
Wen Acquisition Corp., Expires 05/15/2031, Strike Price $11.50(f)	58,704	18,194

TOTAL WARRANTS		1,407,261
(Cost $884,771)

	Contracts	Fair Value
RIGHTS - 0.01%

AI Infrastructure Acquisition Corp., Expires 12/01/2075(f)	6,249	1,763
Columbus Acquisition Corp., Expires 3/17/2075(f)	2,302	1,012
Crane Harbor Acquisition Corp. II, Expires 05/19/2075(f)	8,117	1,867
Inflection Point Acquisition Corp. III, Expires 06/16/2075(f)	54,192	18,967
Hall Chadwick Acquisition Corp., Expires 01/27/2076(f)	23,559	5,890
Hennessy Capital Investment Corp. VII, Expires 12/30/2075(f)	7,305	2,484
Hennessy Capital Investment Corp. VIII, Expires 03/30/2076(f)	3,459	554
K&F Growth Acquisition Corp. II, Expires 12/30/2075(f)	4,142	497
RF Acquisition Corp. III(f)	2,397	288
Tribeca Strategic Acquisition Corp., Expires 07/20/2076(f)	3,459	450
West Enclave Merger Corp., Expires 05/13/2076(f)	2,790	447

TOTAL RIGHTS		34,219
(Cost $31,421)

	Contracts	Fair Value
OPTIONS - 0.77%(k)
Put Option Contracts - 0.77%

iShares Bitcoin Trust ETF, Expires 01/15/2027, Strike Price $15.00(f)	104	2,080
Russell 2000 Index, Expires 09/18/2026, Strike Price $2,770(f)	6	18,564
Russell 2000 Index, Expires 09/18/2026, Strike Price $2,880(f)	117	675,090
Russell 2000 Index, Expires 10/16/2026, Strike Price $2,820(f)	9	59,580
Russell 2000 Index, Expires 10/16/2026, Strike Price $2,870(f)	45	367,200
S&P 500 Index, Expires 10/16/2026, Strike Price $7,250(f)	10	109,900
S&P 500 Index, Expires 10/16/2026, Strike Price $7,340(f)	47	603,010
S&P 500 Index, Expires 10/16/2026, Strike Price $7,385(f)	9	132,561

TOTAL OPTIONS		1,967,985
(Premiums paid $2,070,257)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 5.82%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 2.810%(g)(h)	5,085,341	$5,085,341
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 3.210%	9,772,694	9,772,694

TOTAL MONEY MARKET FUNDS		14,858,035
(Cost $14,858,035)

Total Investments in Securities - 80.78%		206,076,198
(Cost $196,625,706)

Other Assets in Excess of Liabilities - 19.22%		49,036,792

NET ASSETS - 100.00%		$255,112,990

Amounts above are shown as a percentage of net assets as of July 31, 2026.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (7.11%)
Consumer Discretionary - (1.44%)

Biocon Biologics Global PLC, 6.670%, 10/09/2029(b)	(488,000)	(489,034)
Biocon Biologics Global PLC, 6.670%, 10/09/2029(e)	(1,055,000)	(1,057,235)
Star Parent Inc., 9.000%, 10/01/2030(b)	(2,015,000)	(2,120,131)
		(3,666,400)
Financials - (0.16%)

Global Auto HO/AAG FH UK, 8.750%, 01/15/2032(b)	(413,000)	(401,199)
		(401,199)
Industrials - (1.25%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	(355,000)	(309,997)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(2,890,000)	(2,872,752)
		(3,182,749)
Information Technology - (3.77%)

Gen Digital Inc., 6.250%, 04/01/2033	(543,000)	(534,914)
Oracle Corp., 4.950%, 02/04/2031	(1,386,000)	(1,324,369)
Oracle Corp., 5.200%, 09/26/2035	(693,000)	(622,593)
Oracle Corp., 5.700%, 02/04/2036	(6,239,000)	(5,782,671)
Oracle Corp., 3.850%, 07/15/2036	(1,734,000)	(1,373,847)
		(9,638,394)
Real Estate - (0.49%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(1,257,000)	(1,254,388)
		(1,254,388)

TOTAL CORPORATE BONDS		(18,143,130)
(Proceeds $17,987,153)

Quarterly Report | July 31, 2026	13

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCK - (8.12%)
Communications - (0.37%)

Alphabet Inc., Class A Common Shares	(929)	$(330,845)
Cogent Communications Holdings Inc.	(477)	(6,440)
DoorDash, Inc.(f)	(58)	(11,377)
Meta Platforms, Inc.	(188)	(104,661)
Netflix, Inc.(f)	(415)	(29,760)
Reddit Inc.(f)	(58)	(8,159)
ROBLOX Corp.(f)	(196)	(6,978)
Snap Inc.	(57,146)	(268,015)
SoftBank Group Corp.(f)	(564)	(18,646)
Spotify Technology S.A.(f)	(33)	(16,498)
Take-Two Interactive Software Inc.(f)	(132)	(32,065)
The Trade Desk, Inc.(f)	(20)	(361)
Zillow Group, Inc.(f)	(3,395)	(115,634)
		(949,439)
Consumer Discretionary - (2.06%)

Amazon.com, Inc.(f)	(1,036)	(281,357)
Aptiv PLC(f)	(311)	(17,562)
Booking Holdings Inc.	(175)	(33,758)
Empery Digital Inc.	(118)	(335)
Ferrari NV	(10,045)	(3,939,511)
MercadoLibre, Inc.(f)	(100)	(187,795)
Sony Corp.	(2,000)	(47,604)
Stellantis NV(f)	(109,715)	(627,781)
Stellantis NV(f)	(8,471)	(48,793)
Tesla, Inc.(f)	(108)	(33,611)
Wesfarmers Ltd.(f)	(690)	(43,386)
		(5,261,493)
Consumer Staples - (0.06%)

Alimentation Couche-Tard Inc.	(249)	(16,165)
Casey's General Stores Inc.	(43)	(37,453)
The Estée Lauder Companies Inc.	(1,108)	(92,961)
Procter & Gamble Co.	(116)	(16,761)
		(163,340)
Energy - (0.12%)

ConocoPhillips(f)	(121)	(14,578)
Chevron Corp.(f)	(75)	(14,762)
HighPeak Energy Inc.(f)	(26,085)	(186,508)
Oceaneering Intl Inc.(f)	(1,183)	(57,707)
Woodside Energy Group Ltd.(f)	(1,102)	(25,550)
		(299,105)
Financials - (1.04%)

Affirm Holdings Inc.(f)	(144)	(10,297)
American Express Co.	(90)	(30,262)
Ares Capital Corp.	(26,098)	(489,598)
Australia & New Zealand Banking	(1,229)	(32,265)
Bank of New York Mellon Corp.	(258)	(40,333)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Block Inc.(f)	(2,615)	$(212,443)
Brookfield Corp.	(1,782)	(75,788)
Cannae Holdings, Inc.	(70,971)	(1,032,628)
CME Group Inc.	(86)	(23,030)
Commonwealth Bank Of Australia(f)	(537)	(67,082)
Goldman Sachs Group Inc.(f)	(13)	(13,239)
JPMorgan Chase & Co	(55)	(19,348)
Intercontinental Exchange, Inc.	(1,572)	(239,699)
MasterCard Inc.	(49)	(28,082)
Morgan Stanley	(44)	(9,258)
Perpetual Ltd.(f)	(5,812)	(77,539)
PNC Financial Services Group Inc.	(61)	(15,242)
Prosperity Bancshares Inc.	(447)	(33,467)
Robinhood Markets Inc.(f)	(320)	(27,699)
S&P Global Inc.	(40)	(16,477)
Sprott Inc.	(171)	(17,575)
The Progressive Corporation	(105)	(22,199)
Tradeweb Markets Inc.	(387)	(38,894)
Travelers Companies Inc.	(63)	(23,585)
Visa Inc.	(31)	(11,350)
Wells Fargo & Co.(f)	(150)	(12,968)
Westpac Banking Corp.	(769)	(20,492)
		(2,640,839)
Health Care - (1.23%)

AbbVie Inc.	(59)	(14,805)
Alnylam Pharmaceuticals, Inc.(f)	(72)	(14,797)
Alumis Inc.(f)	(1,058)	(29,888)
Amgen Inc.	(65)	(25,035)
ArriVent Biopharma Inc.(f)	(1,880)	(56,062)
Arrowhead Pharmaceuticals Inc.(f)	(111)	(9,396)
Axsome Therapeutics Inc.(f)	(118)	(25,723)
Biohaven Ltd.(f)	(1,797)	(24,260)
Bio-Techne Corp.(f)	(291)	(20,978)
Bruker Corp.	(503)	(31,609)
Celldex Therapeutics Inc.(f)	(369)	(14,044)
Crinetics Pharmaceuticals Inc.(f)	(1,270)	(106,070)
CSL Ltd.(f)	(366)	(31,692)
Cytokinetics Inc.(f)	(138)	(10,644)
Danaher Corp.(f)	(67)	(13,064)
Denali Therapeutics Inc.(f)	(36)	(829)
Edgewise Therapeutics Inc.(f)	(457)	(17,563)
Elevance Health Inc.	(45)	(16,913)
Eli Lilly and Company	(84)	(96,503)
Enliven Therapeutics Inc.(f)	(700)	(38,367)
Establishment Labs Holdings(f)	(429)	(39,700)
Gilead Sciences Inc.	(392)	(51,042)
Guardant Health Inc.(f)	(69)	(11,177)
Harmony Biosciences Holdings Inc.(f)	(1,516)	(53,424)
HealthEquity Inc.(f)	(315)	(31,692)
Hyperliquid Strategies Inc., CVR(c)(f)(j)(l)	(433)	-
Insmed Inc.(f)	(60)	(5,916)
Ionis Pharmaceuticals Inc.(f)	(575)	(29,768)

Quarterly Report | July 31, 2026	15

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Jade Biosciences Inc.(f)	(519)	$(10,250)
Jazz Pharmaceuticals PLC(f)	(120)	(30,343)
Johnson & Johnson	(100)	(25,635)
Koninklijke Philips NV	(47,582)	(1,247,725)
Krystal Biotech Inc.(f)	(154)	(52,532)
Kura Oncology Inc.(f)	(1,682)	(15,155)
Mineralys Therapeutics Inc.(f)	(531)	(13,551)
Monte Rosa Therapeutics Inc.(f)	(1,648)	(27,225)
Natera Inc.(f)	(112)	(29,989)
Neurocrine Biosciences Inc.(f)	(159)	(26,521)
Novo Nordisk A/S, CVR(c)(f)(l)	(1,390)	(4,206)
Regeneron Pharmaceuticals	(104)	(79,314)
Relay Therapeutics Inc.(f)	(2,247)	(42,311)
Repligen Corp.(f)	(96)	(13,537)
Revolution Medicines Inc.(f)	(483)	(90,577)
Royalty Pharma PLC	(2,768)	(161,734)
Sanofi of France, CVR(c)(f)(l)	(5,225)	(676)
Scholar Rock Holding Corp.(f)	(1,360)	(64,321)
Sharps Technology Inc.(f)	(16,422)	(21,513)
Tango Therapeutics Inc.(f)	(250)	(6,795)
Tempus AI Inc.(f)	(155)	(6,800)
Tenet Healthcare Corp.(f)	(76)	(19,363)
Thermo Fisher Scientific Inc.	(19)	(10,912)
Travere Therapeutics Inc.(f)	(276)	(15,426)
Ultragenyx Pharmaceutical Inc.(f)	(653)	(16,266)
uniQure NV(f)	(71)	(3,098)
Upstream Bio Inc.(f)	(113)	(713)
Vaxcyte Inc.(f)	(460)	(24,877)
Vera Therapeutics Inc.(f)	(271)	(8,699)
Vertex Pharmaceuticals Inc.(f)	(327)	(156,012)
Viridian Therapeutics Inc.(f)	(3,394)	(64,214)
Zymeworks Inc.(f)	(1,564)	(34,314)
		(3,145,565)
Industrials - (1.01%)

AAON Inc.	(272)	(24,224)
Advanced Drainage Systems, Inc.	(129)	(17,864)
Alight Inc.	(1,774)	(30,127)
AMETEK Inc.	(118)	(28,522)
Applied Industrial Technologies Inc.(f)	(52)	(17,951)
Archer Aviation Inc.(f)	(91,256)	(423,428)
Atkore Inc.(f)	(290)	(21,158)
Axon Enterprise, Inc.(f)	(16)	(8,444)
Bloom Energy Corp.(f)	(90)	(18,523)
Boeing Company(f)	(57)	(12,320)
BWX Technologies Inc.	(122)	(20,581)
Carrier Global Corp.	(295)	(18,234)
Casella Waste Systems Inc.(f)	(207)	(18,570)
Caterpillar Inc.	(4)	(3,259)
Clarivate PLC(f)	(15,137)	(29,971)
Clean Harbors Inc.(f)	(58)	(18,147)
CNH Industrial NV	(96,234)	(986,398)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Curtiss-Wright Corp.	(43)	$(31,132)
Deere & Co.	(48)	(28,448)
EnPro Industries Inc.	(56)	(17,580)
Fluor Corp.(f)	(369)	(18,513)
GE Vernova Inc.	(11)	(10,893)
Generac Holdings, Inc.(f)	(132)	(26,019)
General Electric Co.	(52)	(18,724)
HEICO Corp.	(107)	(38,131)
Honeywell International Inc.	(47)	(11,423)
Hubbell Inc.	(35)	(16,539)
IDEX Corp.	(24)	(5,531)
Infomart Corp.	(2,267)	(8,107)
Iveco Group NV	(19,333)	(309,773)
MonotaRO Co Ltd.	(62)	(781)
nVent Electric plc	(162)	(24,920)
Rocket Lab Corp.(f)	(120)	(7,794)
SPX Technologies, Inc.(f)	(68)	(14,934)
TransDigm Group Inc.(f)	(69)	(86,552)
Trex Co Inc.(f)	(306)	(13,268)
Valmont Industries Inc.	(73)	(35,164)
Vertiv Holdings Co	(94)	(22,708)
Wabtec Corp.	(72)	(20,942)
Waste Connections Inc.	(236)	(39,535)
Watsco Inc.	(4)	(1,237)
Watts Water Technologies Inc.	(45)	(15,561)
Woodward Inc.(f)	(44)	(15,873)
Xylem Inc.	(265)	(30,997)
		(2,568,800)
Information Technology - (1.13%)

Accenture plc	(66)	(10,951)
Adobe Inc.(f)	(65)	(16,277)
Advanced Energy Industries	(28)	(8,107)
Advantest Corp.	(300)	(61,280)
Amphenol Corp.	(564)	(90,635)
Applied Materials Inc.(f)	(32)	(16,245)
AppLovin Corp.(f)	(17)	(6,730)
ARM Holdings PLC(f)	(3,081)	(738,485)
Astera Labs Inc.(f)	(18)	(5,602)
Bentley Systems Inc.	(387)	(13,715)
Broadcom Inc.	(496)	(193,083)
Cadence Design Sys Inc.(f)	(67)	(22,781)
CCC Intelligent Solutions Holdings Inc.(f)	(3,831)	(23,331)
Celestica Inc.(f)	(96)	(31,877)
Ciena Corp.(f)	(64)	(24,131)
Coherent Corp.(f)	(52)	(13,670)
Corning Inc.	(137)	(18,940)
Credo Technology Group Holding Ltd.(f)	(176)	(36,430)
Dell Technologies Inc.	(7)	(2,838)
DigitalOcean Holdings Inc.(f)	(39)	(4,582)
Dynatrace Inc.(f)	(378)	(16,753)
Elastic NV(f)	(206)	(13,553)
Entegris Inc.	(185)	(22,024)

Quarterly Report | July 31, 2026	17

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Flex Ltd.(f)	(125)	$(14,219)
GMO internet group Inc.	(431)	(11,524)
Intel Corp.(f)	(288)	(25,978)
Intl Business Machines Corp.	(1)	(224)
Itron Inc.(f)	(103)	(10,265)
JFrog Ltd.(f)	(98)	(7,819)
Keyence Corp.(f)	(200)	(102,008)
Kokusai Electric Corp.(f)	(600)	(27,989)
Lattice Semiconductor Corp.(f)	(159)	(19,759)
Littelfuse Inc.	(138)	(61,014)
Macom Technology Solutions Holdings Inc.(f)	(60)	(15,086)
Marvell Technology Inc.	(233)	(43,701)
Micron Technology Inc.	(250)	(205,758)
Novanta Inc.(f)	(117)	(16,678)
Oracle Corp.	(117)	(15,195)
PTC Inc.(f)	(110)	(15,092)
Pure Storage Inc.(f)	(283)	(21,839)
Samsara Inc.(f)	(243)	(9,057)
Sandisk Corp.(f)	(36)	(43,734)
Seagate Technology Holdings PLC	(37)	(31,677)
SiTime Corp.(f)	(64)	(34,253)
SK hynix Inc.(f)	(3,578)	(514,266)
TDK Corp.(f)	(2,300)	(43,483)
Texas Instruments Inc.	(115)	(31,710)
Trimble Inc.(f)	(296)	(16,748)
TTM Technologies(f)	(104)	(12,006)
Via Transportation Inc.(f)	(3,942)	(80,180)
WingArc1st Inc.	(396)	(7,940)
Western Digital Corp.	(117)	(63,746)
		(2,894,968)
Materials - (0.23%)

BHP Billiton Ltd.(f)	(1,524)	(64,674)
Coeur Mining Inc.	(13,545)	(201,956)
Critical Metals Corp.(f)	(17,027)	(93,478)
Freeport-McMoRan Inc.	(478)	(29,937)
Newmont Corp.	(222)	(20,804)
Orezone Gold Corp.(f)	(23,619)	(35,719)
Pantoro Gold Ltd.(f)	(12,054)	(17,303)
Rio Tinto Ltd.(f)	(325)	(39,007)
Teck Resources Ltd.	(746)	(44,939)
Vault Minerals Ltd.(f)	(12,917)	(43,355)
		(591,172)
Real Estate - (0.02%)

CoStar Group Inc.(f)	(81)	(2,330)
Iron Mountain Inc.	(400)	(48,928)
		(51,258)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
Technology - (0.84%)

Analog Devices Inc.	(62)	$(22,779)
Apple, Inc.	(257)	(79,390)
Arista Networks, Inc.(f)	(301)	(54,285)
Advanced Micro Devices, Inc.(f)	(340)	(161,891)
Blackline Inc.(f)	(2,315)	(72,691)
Cloudflare, Inc.(f)	(302)	(84,252)
Crowdstrike Holdings Inc.(f)	(332)	(63,366)
Datadog Inc.(f)	(145)	(38,856)
Doximity Inc.(f)	(468)	(9,786)
Fabrinet(f)	(76)	(33,091)
KLA CORP.	(532)	(97,260)
Lam Research Corp.	(347)	(101,678)
Lumentum Holdings Inc.(f)	(138)	(98,524)
Microsoft Corp.	(720)	(334,598)
MongoDB Inc.(f)	(54)	(18,224)
Monolithic Power Systems Inc.	(74)	(105,526)
NVIDIA Corp.	(2,945)	(591,209)
Palantir Technologies(f)	(163)	(20,059)
Palo Alto Networks, Inc.(f)	(48)	(15,811)
ServiceNow, Inc.(f)	(25)	(2,781)
Shopify Inc.(f)	(426)	(49,957)
Snowflake Inc.(f)	(230)	(67,454)
		(2,123,468)
Utilities - (0.01%)

Origin Energy Ltd.(f)	(2,273)	(17,210)
Ormat Technologies Inc.	(129)	(12,589)
		(29,799)

TOTAL COMMON STOCK		(20,719,246)
(Proceeds $20,831,428)

	Shares	Fair Value
CLOSED END FUNDS - (0.04%)
Equity - (0.04%)

Abrdn Global Premier Properties	(3,775)	(45,526)
Abrdn Standard Global Infrastructure Income Fund(f)	(276)	(6,596)
CBRE Clarion Global Real Estate Inc.	(7,418)	(34,716)
Cohen & Steers Quality Income	(1,439)	(18,103)
		(104,941)

TOTAL CLOSED END FUNDS		(104,941)
(Proceeds $104,604)

Quarterly Report | July 31, 2026	19

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (25.05%)
Equity - (19.64%)

Invesco S&P 500 Equal Weight ETF	(4,136)	$(889,281)
iShares Biotechnology ETF	(17,959)	(3,347,737)
iShares MSCI ACWI ETF	(3,818)	(597,250)
iShares Russell 1000 Value ETF	(96)	(24,175)
iShares Russell 2000 ETF	(152)	(44,262)
iShares Russell Mid-Cap Growth ETF	(324)	(44,401)
State Street SPDR S&P Biotech ETF	(4,000)	(588,040)
State Street Energy Select Sector SPDR ETF	(8,116)	(483,308)
State Street Health Care Select Sector SPDR ETF	(159)	(25,845)
State Street Materials Select Sector SPDR ETF	(1,714)	(86,437)
State Street Utilities Select Sector SPDR ETF	(2,163)	(95,929)
Vanguard FTSE Developed Markets ETF	(1,118)	(78,953)
Vanguard FTSE Emerging Markets ETF	(27,858)	(1,636,658)
Vanguard Total Stock Market ETF	(3,470)	(1,277,690)
Vanguard Total World Stock ETF	(262,271)	(40,877,559)
		(50,097,525)
Real Estate - (5.41%)

Vanguard Real Estate ETF	(139,435)	(13,797,093)
		(13,797,093)

TOTAL EXCHANGE TRADED FUNDS		(63,894,618)
(Proceeds $56,363,681)

	Shares	Fair Value
PREFERRED STOCK - (0.02%)
Information Technology - (0.02%)

Strategy Inc. Non-Cumulative Preferred Series A	(1,069)	(61,884)

TOTAL PREFERRED STOCK		(61,884)
(Proceeds $82,416)

Total Securities Sold Short - (40.34%)		(102,923,819)
(Proceeds $95,369,282)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

(a)	Security is in default as of July 31, 2026 and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $11,418,525, which represented approximately 4.48% of net assets as of July 31, 2026. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 investments valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, the aggregate market value of those securities was $1,978,379, which represents approximately 0.78% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by SABA SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by SABA SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02).
(j)	At July 31, 2026, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At July 31, 2026, all options held by the Fund are exchange traded listed options.
(l)	Contingent value right, payable upon achievement of specified regulatory milestones.

Investment Abbreviations:

CIBOR - Copenhagen Interbank Offered Rate

ESTRON - Euro Short-Term Rate

NIBOR - Norwegian Interbank Offered Rate

OBFR - United States Overnight Bank Funding Rate

RBACOR - RBA Interbank Overnight Cash Rate

SARON - Swiss Average Rate Overnight

SONIA - Sterling Overnight Index Average

STIBOR - Stockholm Interbank Offered Rate

Reference Rates:

ESTRON - Euro Short-Term Rate as of July 31, 2026 was 1.868%

OBFR - United States Overnight Bank Funding Rate as of July 31, 2026 was 3.630%

SOFR1M - Secured Overnight Financing Rate 1 Month Cumulative Average as of July 31, 2026 was 3.617%

SOFR3M - Secured Overnight Financing Rate 3 Month Cumulative Average as of July 31, 2026 was 3.625%

TSFR1M - CME Term SOFR 1 Month as of July 31, 2026 was 3.657%

TSFR3M - CME Term SOFR 3 Month as of July 31, 2026 was 3.751%

TSFR6M - CME Term SOFR 6 Month as of July 31, 2026 was 3.878%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCO - Morgan Stanley & Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Eurozone Currency

GBP - Great British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

Quarterly Report | July 31, 2026	21

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$224,992	$254,066
BeeHero Ltd.(a)	178,159	228,471
G-ILS Transportation Ltd.(a)	2,000,000	1,413,500
Nemo Enterprises, Inc.(a)	64,450	98,141
Quantalx Neuroscience Ltd. 2(a)	327,670	326,997
Real View Imaging Ltd. 2(a)	131,070	130,584
Vinesight Technology(a)	203,640	203,640
	$3,129,981	$2,655,399

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	09/28/2026	AUD	$1,272,333	USD	$1,245,836	$26,497
JPM	08/05/2026	CAD	392,355	USD	391,868	487
JPM	09/08/2026	EUR	808,366	USD	797,852	10,514
JPM	09/08/2026	GBP	71,964,716	USD	71,798,516	166,200
JPM	08/05/2026	USD	407,175	CAD	392,355	14,820
JPM	09/08/2026	USD	21,527,469	EUR	21,271,563	255,906
						$474,424

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	10/30/2026	USD	$393,372	CAD	$393,901	$(529)
JPM	09/08/2026	USD	916,978	EUR	923,846	(6,868)
JPM	09/08/2026	USD	8,872,032	GBP	8,894,899	(22,867)
JPM	09/28/2026	USD	815,569	JPY	827,054	(11,485)
JPM	09/28/2026	USD	1,445,370	SEK	1,474,684	(29,314)
						$(71,063)
						$403,361

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
CBOE VIX, 11/2026	276	11/18/2026	$5,735,802	$(11,010)
CBOE VIX, 12/2026	15	12/16/2026	315,019	(1,394)
CHF/USD, 09/2026	11	09/14/2026	1,740,066	(30,941)
EUR/USD, 09/2026	2	09/14/2026	289,778	(1,028)
				$(44,373)
Short Position Contracts
E-mini S&P 500, 09/2026	(3)	09/18/2026	$1,123,220	$(4,667)
EUR/GBP, 09/2026	(6)	09/14/2026	868,874	9,671
FTSE 250 Index, 09/2026	(23)	09/18/2026	1,449,516	(32,157)
LONG GILT, 09/2026	(56)	09/28/2026	6,663,569	154,900
				$127,747
				$83,374

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Amazon.com, Inc.	1.00%	USD	12/20/2030	$3,996,000	$76,459	$(85,060)	$(8,601)
Sell	Amazon.com, Inc.	1.00%	USD	06/20/2031	868,000	16,731	(19,109)	(2,378)
Sell	Broadcom, Inc.	1.00%	USD	06/20/2031	7,011,000	19,921	(144,056)	(124,135)
Buy	Cigna Holding Co.	(1.00)%	USD	02/20/2031	170,000	(4,260)	4,324	64
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	242,000	(173,490)	90,145	(83,345)
Sell	Exxon Mobil Corp.	1.00%	USD	06/20/2031	1,453,000	40,650	(37,892)	2,758
Sell	Intel Corp.	1.00%	USD	02/20/2031	782,000	8,056	(11,836)	(3,780)
Sell	International Business Machines Corporation	1.00%	USD	06/20/2031	7,597,000	126,272	(166,577)	(40,305)
Sell	Meta Platforms, Inc.	1.00%	USD	06/20/2031	2,419,000	13,528	(38,501)	(24,973)
Sell	Microsoft Corp.	1.00%	USD	06/20/2031	4,994,000	117,088	(133,288)	(16,200)
Sell	Microsoft Corp.	1.00%	USD	12/20/2030	2,109,000	49,258	(53,346)	(4,088)
Sell	NVIDIA Corp.	1.00%	USD	12/20/2030	8,098,000	101,070	(148,957)	(47,887)
Sell	Oracle Corp.	1.00%	USD	12/20/2028	2,966,000	(14,314)	14,602	288
Sell	Oracle Corp.	1.00%	USD	06/20/2031	1,386,000	(56,683)	60,459	3,776
Sell	Oracle Corp.	1.00%	USD	06/20/2033	1,507,000	(113,881)	118,416	4,535
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	2,376,000	(76,384)	218,420	142,036
Sell	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2031	698,000	15,820	(14,466)	1,354
Sell	UnitedHealth Group Inc.	1.00%	USD	06/20/2031	4,984,000	114,501	(100,185)	14,316
						$260,342	$(446,907)	$(186,565)

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	Markit CDX High Yield Index, Series 44	5.00%	USD	06/20/2028	$91,136,080	$7,740,420	$(6,886,088)	$854,332
Sell	Markit CDX High Yield Index, Series 46	5.00%	USD	06/20/2028	36,317,160	2,949,518	(2,687,725)	261,793
Sell	Markit CDX Investment Grade Index, Series 46	1.00%	USD	06/20/2028	110,289,000	2,405,415	(2,284,757)	120,658
						$13,095,353	$(11,858,570)	$1,236,783

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER-THE-COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Amazon.com, Inc.	1.00%	USD	12/20/2030	$5,914,000	$113,158	$(123,656)	$(10,498)
Sell	GSI	Amazon.com, Inc.	1.00%	USD	06/20/2031	9,221,000	177,733	(190,180)	(12,447)
Sell	JPM	Amazon.com, Inc.	1.00%	USD	12/20/2030	2,990,000	57,210	(69,726)	(12,516)
Sell	GSI	Broadcom, Inc.	1.00%	USD	06/20/2031	11,866,000	33,715	(177,404)	(143,689)
Sell	JPM	Broadcom, Inc.	1.00%	USD	06/20/2031	1,462,000	4,154	(39,046)	(34,892)
Sell	GSI	Cigna Holding Co.	1.00%	USD	12/20/2030	1,582,000	39,178	(30,313)	8,865
Sell	MSCS	Cigna Holding Co.	1.00%	USD	12/20/2030	468,000	11,590	(8,806)	2,784
Sell	MSCS	Google, LLC	1.00%	USD	12/20/2030	845,000	15,178	(22,892)	(7,714)
Sell	JPM	Google, LLC	1.00%	USD	06/20/2031	858,000	14,972	(20,644)	(5,672)
Sell	GSI	Google, LLC	1.00%	USD	12/20/2030	22,647,000	406,792	(646,330)	(239,538)
Sell	JPM	Intel Corp.	1.00%	USD	02/20/2031	2,276,000	23,448	(37,301)	(13,853)
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2030	7,603,000	132,694	(168,234)	(35,540)
Sell	GSI	International Business Machines Corporation	1.00%	USD	06/20/2031	1,602,000	26,627	(35,627)	(9,000)

Quarterly Report | July 31, 2026	23

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER-THE-COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	GSI	Meta Platforms, Inc.	1.00%	USD	12/20/2030	$8,952,000	$73,108	$(163,273)	$(90,165)
Sell	GSI	Meta Platforms, Inc.	1.00%	USD	06/20/2031	7,513,000	42,016	(100,920)	(58,904)
Sell	MSCS	Meta Platforms, Inc.	1.00%	USD	12/20/2030	6,540,000	53,410	(119,998)	(66,588)
Sell	GSI	Microsoft Corp.	1.00%	USD	12/20/2030	2,286,000	53,392	(58,673)	(5,281)
Sell	GSI	Microsoft Corp.	1.00%	USD	06/20/2031	728,000	17,069	(16,440)	629
Sell	MSCS	Microsoft Corp.	1.00%	USD	06/20/2031	572,000	13,411	(15,166)	(1,755)
Sell	JPM	Microsoft Corp.	1.00%	USD	06/20/2031	3,156,000	73,995	(87,273)	(13,278)
Sell	JPM	Microsoft Corp.	1.00%	USD	12/20/2030	3,734,000	87,212	(96,110)	(8,898)
Sell	MS	Microsoft Corp.	1.00%	USD	12/20/2030	3,481,000	81,303	(94,154)	(12,851)
Sell	MS	Microsoft Corp.	1.00%	USD	06/20/2031	1,784,000	41,827	(48,820)	(6,993)
Sell	GSI	NVIDIA Corp.	1.00%	USD	12/20/2030	4,834,000	66,830	(127,275)	(60,445)
Sell	GSI	NVIDIA Corp.	1.00%	USD	12/20/2030	8,152,000	101,744	(195,675)	(93,931)
Sell	MSCS	NVIDIA Corp.	1.00%	USD	12/20/2030	2,886,000	36,020	(61,495)	(25,475)
Sell	GSI	Oracle Corp.	1.00%	USD	12/20/2030	6,066,000	(197,970)	44,254	(153,716)
Sell	GSI	Oracle Corp.	1.00%	USD	06/20/2033	4,430,000	(334,765)	339,113	4,348
Sell	JPM	Oracle Corp.	1.00%	USD	12/20/2030	7,553,000	(246,500)	(38,081)	(284,581)
Sell	JPM	Oracle Corp.	1.00%	USD	06/20/2033	5,077,000	(383,658)	405,407	21,749
Sell	GSI	Space Exploration Technologies Corp.	1.00%	USD	06/20/2031	1,893,000	(53,007)	32,694	(20,313)
Sell	MSCS	Space Exploration Technologies Corp.	1.00%	USD	06/20/2031	4,013,000	(112,371)	67,528	(44,843)
Sell	GSI	Thermo Fisher Scientific Inc.	1.00%	USD	12/20/2030	4,727,000	106,489	(104,200)	2,289
Sell	BARC	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2031	688,000	15,593	(14,026)	1,567
Sell	JPM	Thermo Fisher Scientific Inc.	1.00%	USD	06/20/2031	682,000	15,457	(14,338)	1,119
Sell	GSI	UnitedHealth Group Inc.	1.00%	USD	06/20/2029	19,406,000	370,006	(371,254)	(1,248)
							$977,060	$(2,408,334)	$(1,431,274)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	abrdn Diversified Income and Growth Trust	GBP	3	10/15/2026	SONIA	0 bps	$-	$(3)
JPM	Allianz Technology Trust PLC	EUR	1,029,063	10/15/2026	ESTRON	35 bps	965,648	(63,415)
JPM	Amaroq Minerals, Ltd.	GBP	322,718	10/15/2026	SONIA	35 bps	396,816	74,098
JPM	Aquila European Renewables PLC	EUR	2,782	02/15/2027	ESTRON	50 bps	2,902	120
JPM	Artemis UK Future Leaders PLC	USD	293,514	10/15/2026	SONIA	35 bps	305,927	12,413
JPM	Baillie Gifford UK Growth Trust PLC	GBP	57,133	10/15/2026	SONIA	35 bps	59,010	1,877
JPM	BB Biotech AG	CHF	1,245,646	10/15/2026	SARON	35 bps	1,262,946	17,300
JPM	BlackRock Smaller Companies Trust PLC	GBP	1,921,689	10/15/2026	SONIA	35 bps	1,939,716	18,027
JPM	Brown Advisory US Smaller Companies PLC	GBP	1,075,732	10/15/2026	SONIA	35 bps	1,059,105	(16,627)
JPM	Cannae Holdings, Inc.	USD	1,635,700	10/15/2026	OBFR	35 bps	1,600,500	(35,200)
JPM	Derwent London PLC	GBP	6,498,248	05/17/2027	SONIA	35 bps	6,728,501	230,253
JPM	Edenred SE	EUR	2,621,831	10/15/2026	ESTRON	35 bps	3,042,092	420,261
JPM	EDP Renewables SA	EUR	58,651	07/15/2027	ESTRON	35 bps	56,875	(1,776)

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
JPM	Global Opportunities Trust PLC	GBP	1,672	10/15/2026	SONIA	35 bps	$1,614	$(58)
JPM	Grainger PLC	GBP	89,485	02/15/2027	SONIA	35 bps	89,331	(154)
JPM	Gresham House Energy Storage Fund PLC	GBP	94,634	10/15/2026	SONIA	35 bps	91,048	(3,586)
JPM	HarbourVest Global Private Equity, Ltd.	GBP	24,873,042	10/15/2026	SONIA	35 bps	24,614,716	(258,326)
JPM	HBM Healthcare Investments AG	CHF	1,116,570	10/15/2026	SARON	35 bps	1,121,045	4,475
JPM	Hearts and Minds Investments, Ltd.	AUD	2,125,025	12/15/2026	RBACOR	45 bps	2,026,514	(98,511)
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	1,904,337	10/15/2026	SONIA	35 bps	1,983,424	79,087
JPM	Impax Environmental Markets PLC	GBP	1,147,211	10/15/2026	SONIA	35 bps	1,128,919	(18,292)
JPM	IP Group PLC	GBP	3,403,134	10/15/2026	SONIA	35 bps	3,317,923	(85,211)
JPM	Mercantile Investment Trust PLC	GBP	963,983	10/15/2026	SONIA	35 bps	981,736	17,753
JPM	Molten Ventures PLC	GBP	6,493,682	10/15/2026	SONIA	35 bps	6,456,453	(37,229)
JPM	Pantheon International PLC	GBP	15,582,108	10/15/2026	SONIA	35 bps	15,641,506	59,398
JPM	Partners Group Private Equity, Ltd.	EUR	279,040	10/15/2026	ESTRON	50 bps	267,572	(11,468)
JPM	Pengana International Equities, Ltd.	AUD	565,735	11/16/2026	RBACOR	45 bps	487,630	(78,105)
JPM	Polar Capital Technology Trust PLC	GBP	1,742,066	10/15/2026	SONIA	35 bps	1,632,617	(109,449)
JPM	PRS REIT PLC	GBP	88	10/15/2026	SONIA	35 bps	88	-
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	419,547	10/15/2026	SONIA	35 bps	423,196	3,649
JPM	RM Infrastructure Income PLC	GBP	130,903	10/15/2026	SONIA	35 bps	128,809	(2,094)
JPM	Schroder UK Mid Cap Fund PLC⁽ᶜ⁾	GBP	1,510,862	10/15/2026	SONIA	35 bps	1,596,210	85,348
JPM	Scottish American Investment Co. PLC	GBP	962	10/15/2026	SONIA	35 bps	980	18
JPM	Scottish Oriental Smaller Companies Trust PLC	GBP	29,988	10/15/2026	SONIA	35 bps	28,433	(1,555)
JPM	SDCL Efficiency Income Trust PLC	GBP	3,933,098	10/15/2026	SONIA	35 bps	3,958,638	25,540
JPM	SK Hynix Inc.	USD	547,043	09/17/2027	OBFR	40 bps	578,410	31,367
JPM	Syncona, Ltd.	GBP	1,199,776	10/15/2026	SONIA	35 bps	1,195,283	(4,493)
JPM	The Gore Street Energy Storage Fund PLC	GBP	454,340	10/15/2026	SONIA	35 bps	423,928	(30,412)
JPM	The Renewables Infrastructure Group, Ltd.	GBP	21,269	02/15/2027	SONIA	35 bps	22,449	1,180
JPM	UNITE Group PLC	GBP	1,827,185	04/15/2027	SONIA	35 bps	1,876,003	48,818
JPM	Utilico Emerging Markets Trust PLC	GBP	437,100	10/15/2026	SONIA	35 bps	435,583	(1,517)
JPM	VEF AB	SEK	25,206	10/15/2026	STIBOR	35 bps	24,233	(973)
JPM	Vietnam Enterprise Investments, Ltd.	GBP	20,304	10/15/2026	SONIA	35 bps	19,006	(1,298)
JPM	VinaCapital Vietnam Opportunity Fund, Ltd.	GBP	436,803	10/15/2026	SONIA	35 bps	415,933	(20,870)
JPM	VPC Specialty Lending Investments PLC	GBP	130,738	10/15/2026	SONIA	35 bps	127,535	(3,203)
JPM	Weibo Corp.	USD	1,378,800	10/15/2026	OBFR	35 bps	1,467,000	88,200
JPM	Workspace Group PLC	GBP	4,644,870	10/15/2026	SONIA	35 bps	4,629,035	(15,835)
Total Long Position Contracts							$94,612,838	$319,522

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	3i Group PLC	GBP	(19,729)	10/15/2026	SONIA	(30) bps	(21,037)	(1,308)
JPM	Aalberts NV	EUR	(22,695)	10/15/2026	ESTRON	(30) bps	(24,392)	(1,697)
JPM	Advanced Medical Solutions Group PLC	GBP	(26,105)	02/15/2027	SONIA	(30) bps	(26,152)	(47)
JPM	AIB Group PLC	EUR	(48,013)	06/15/2027	ESTRON	(30) bps	(47,208)	805
JPM	Air Liquide SA	EUR	(45,042)	12/15/2026	ESTRON	(30) bps	(43,507)	1,535
JPM	Airbus SE	EUR	(143,219)	03/15/2027	ESTRON	(30) bps	(148,294)	(5,075)
JPM	AJ Bell PLC	GBP	(23,768)	10/15/2026	SONIA	(30) bps	(23,390)	378

Quarterly Report | July 31, 2026	25

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Alfa Financial Software Holdings PLC	GBP	(28,002)	10/15/2026	SONIA	(30) bps	$(28,560)	$(558)
JPM	Alfa Laval AB	SEK	(27,366)	10/15/2026	SONIA	(30) bps	(27,582)	(216)
JPM	Animalcare Group PLC	GBP	(3,677)	07/15/2027	SONIA	(30) bps	(3,693)	(16)
JPM	Argenx SE	EUR	(169,055)	10/15/2026	ESTRON	(30) bps	(165,806)	3,249
JPM	Ashmore Group PLC	GBP	(4,641)	05/17/2027	SONIA	(30) bps	(4,451)	190
JPM	Ashtead Technology Holdings plc	GBP	(3,162)	10/15/2026	SONIA	(265) bps	(3,162)	-
JPM	ASML Holding NV	EUR	(79,955)	05/17/2027	ESTRON	(30) bps	(74,423)	5,532
JPM	Atalaya Mining Copper SA	GBP	(12,965)	05/17/2027	SONIA	(30) bps	(14,440)	(1,475)
JPM	AstraZeneca PLC	GBP	(13,766)	08/16/2027	SONIA	(30) bps	(13,790)	(24)
JPM	Atlas Copco AB	SEK	(6,431)	10/15/2026	STIBOR	(35) bps	(6,843)	(412)
JPM	Auction Technology Group PLC	GBP	(11,949)	10/15/2026	SONIA	(30) bps	(12,988)	(1,039)
JPM	Balfour Beatty PLC	GBP	(75,049)	10/15/2026	SONIA	(30) bps	(76,197)	(1,148)
JPM	Bank of Ireland Group PLC	EUR	(16,835)	07/15/2027	ESTRON	(30) bps	(17,231)	(396)
JPM	Beazley PLC	GBP	(18,522)	10/15/2026	SONIA	(30) bps	(18,558)	(36)
JPM	Bellway PLC	GBP	(66,802)	10/15/2026	SONIA	(30) bps	(69,421)	(2,619)
JPM	Bloomsbury Publishing PLC	GBP	(71,458)	10/15/2026	SONIA	(70) bps	(67,796)	3,662
JPM	Bodycote PLC	GBP	(29,752)	12/15/2026	SONIA	(30) bps	(32,718)	(2,966)
JPM	Borregaard ASA	NOK	(12,346)	02/15/2027	NIBOR	(35) bps	(12,987)	(641)
JPM	Breedon Group PLC	GBP	(29,338)	02/15/2027	SONIA	(30) bps	(32,985)	(3,647)
JPM	CaixaBank SA	EUR	(32,557)	03/15/2027	ESTRON	(30) bps	(32,963)	(406)
JPM	Cellnex Telecom SA	EUR	(72,014)	03/15/2027	ESTRON	(30) bps	(77,618)	(5,604)
JPM	Cerillion PLC	GBP	(24,015)	05/17/2027	SONIA	(85) bps	(22,643)	1,372
JPM	Chemring Group PLC	GBP	(67,955)	10/15/2026	SONIA	(30) bps	(74,586)	(6,631)
JPM	Clarkson PLC	GBP	(28,055)	10/15/2026	SONIA	(30) bps	(29,515)	(1,460)
JPM	Computacenter PLC	GBP	(78,269)	10/15/2026	SONIA	(30) bps	(78,887)	(618)
JPM	Costain Group PLC	GBP	(6,710)	02/15/2027	SONIA	(30) bps	(6,774)	(64)
JPM	Craneware PLC	GBP	(17,560)	02/15/2027	SONIA	(30) bps	(17,743)	(183)
JPM	Cranswick PLC	GBP	(56,426)	10/15/2026	SONIA	(30) bps	(54,295)	2,131
JPM	CVS Group PLC	GBP	(14,780)	10/15/2026	SONIA	(30) bps	(14,815)	(35)
JPM	DFS Furniture PLC	GBP	(32,770)	02/15/2027	SONIA	(30) bps	(33,004)	(234)
JPM	Diploma PLC	GBP	(34,118)	10/15/2026	SONIA	(30) bps	(36,700)	(2,582)
JPM	DiscoverIE Group PLC	GBP	(51,493)	10/15/2026	SONIA	(30) bps	(60,101)	(8,608)
JPM	Domino's Pizza Group PLC	GBP	(14,770)	08/16/2027	SONIA	(30) bps	(16,001)	(1,231)
JPM	DSM-Firmenich AG	EUR	(32,767)	10/15/2026	ESTRON	(30) bps	(36,504)	(3,737)
JPM	Dunelm Group PLC	GBP	(12,738)	10/15/2026	SONIA	(30) bps	(13,699)	(961)
JPM	Elementis PLC	GBP	(31,778)	10/15/2026	SONIA	(30) bps	(35,730)	(3,952)
JPM	Energean PLC	GBP	(1,973)	07/15/2027	SONIA	(110) bps	(2,046)	(73)
JPM	Entain PLC	GBP	(10,698)	10/15/2026	SONIA	(30) bps	(10,376)	322
JPM	Epiroc AB	SEK	(23,634)	06/15/2027	STIBOR	(35) bps	(22,712)	922
JPM	Essentra PLC	GBP	(18,207)	08/16/2027	SONIA	(30) bps	(22,478)	(4,271)
JPM	Everplay Group PLC	GBP	(24,161)	02/15/2027	SONIA	(30) bps	(25,350)	(1,189)
JPM	Foresight Group Holdings, Ltd.	GBP	(25,457)	06/15/2027	SONIA	(30) bps	(26,046)	(589)
JPM	FRP Advisory Group PLC	GBP	(39,304)	05/17/2027	SONIA	(135) bps	(40,740)	(1,436)
JPM	Funding Circle Holdings PLC	GBP	(9,764)	05/17/2027	SONIA	(30) bps	(12,095)	(2,331)
JPM	Future PLC	GBP	(46,810)	10/15/2026	SONIA	(30) bps	(45,014)	1,796

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Games Workshop Group PLC	GBP	(27,251)	10/15/2026	SONIA	(30) bps	$(25,769)	$1,482
JPM	Gamma Communications PLC	GBP	(48,869)	10/15/2026	SONIA	(30) bps	(50,018)	(1,149)
JPM	GB Group PLC	GBP	(45,076)	10/15/2026	SONIA	(30) bps	(45,178)	(102)
JPM	Genuit Group PLC	GBP	(44,476)	10/15/2026	SONIA	(30) bps	(46,643)	(2,167)
JPM	Genus PLC	GBP	(23,767)	12/15/2026	SONIA	(30) bps	(25,637)	(1,870)
JPM	Grafton Group PLC	GBP	(40,306)	10/15/2026	SONIA	(30) bps	(43,510)	(3,204)
JPM	Great Portland Estates PLC	GBP	(32,266)	12/15/2026	SONIA	(30) bps	(33,316)	(1,050)
JPM	Greencore Group PLC	GBP	(53,188)	12/15/2026	SONIA	(30) bps	(67,299)	(14,111)
JPM	Haleon PLC	GBP	(20,499)	05/17/2027	SONIA	(30) bps	(20,403)	96
JPM	Harbour Energy PLC	GBP	(19,783)	06/15/2027	SONIA	(30) bps	(21,143)	(1,360)
JPM	Harworth Group PLC	GBP	(17,771)	08/16/2027	SONIA	(30) bps	(18,334)	(563)
JPM	Helios Towers PLC	GBP	(31,405)	05/17/2027	SONIA	(30) bps	(30,746)	659
JPM	Hill & Smith PLC	GBP	(50,458)	10/15/2026	SONIA	(30) bps	(49,588)	870
JPM	Hilton Food Group PLC	GBP	(19,143)	10/15/2026	SONIA	(30) bps	(21,636)	(2,493)
JPM	Hochschild Mining PLC	GBP	(20,408)	02/15/2027	SONIA	(30) bps	(19,704)	704
JPM	Hollywood Bowl Group PLC	GBP	(41,245)	10/15/2026	SONIA	(30) bps	(40,887)	358
JPM	Hunting PLC	GBP	(17,609)	10/15/2026	SONIA	(30) bps	(17,316)	293
JPM	ICG PLC	GBP	(47,127)	10/15/2026	SONIA	(30) bps	(50,128)	(3,001)
JPM	IG Group Holdings PLC	GBP	(70,061)	11/16/2026	SONIA	(30) bps	(58,185)	11,876
JPM	IMI PLC	GBP	(24,826)	10/15/2026	SONIA	(30) bps	(25,958)	(1,132)
JPM	Inchcape PLC	GBP	(22,768)	11/16/2026	SONIA	(30) bps	(24,523)	(1,755)
JPM	IntegraFin Holdings PLC	GBP	(93,885)	10/15/2026	SONIA	(30) bps	(91,164)	2,721
JPM	International Workplace Group PLC	GBP	(81,317)	12/15/2026	SONIA	(30) bps	(83,520)	(2,203)
JPM	Intesa Sanpaolo SpA	EUR	(16,053)	08/16/2027	ESTRON	(30) bps	(16,597)	(544)
JPM	Ithaca Energy PLC	GBP	(31,062)	10/15/2026	SONIA	(30) bps	(32,766)	(1,704)
JPM	JET2 PLC	GBP	(23,274)	10/15/2026	SONIA	(30) bps	(24,055)	(781)
JPM	Johnson Service Group PLC	GBP	(11,937)	10/15/2026	SONIA	(30) bps	(12,529)	(592)
JPM	JTC PLC	GBP	(38,137)	10/15/2026	SONIA	(30) bps	(38,166)	(29)
JPM	Keller Group PLC	GBP	(61,037)	03/15/2027	SONIA	(30) bps	(53,594)	7,443
JPM	Keystone Law Group PLC	GBP	(15,814)	07/15/2027	SONIA	(30) bps	(15,991)	(177)
JPM	Kingspan Group PLC	EUR	(18,811)	10/15/2026	ESTRON	(30) bps	(19,341)	(530)
JPM	Lancashire Holdings, Ltd.	GBP	(14,526)	05/17/2027	SONIA	(30) bps	(13,569)	957
JPM	Lion Finance Group PLC	GBP	(36,270)	05/17/2027	SONIA	(30) bps	(36,458)	(188)
JPM	LondonMetric Property PLC	GBP	(16,400)	10/15/2026	SONIA	(30) bps	(17,061)	(661)
JPM	Luceco PLC	GBP	(61,045)	10/15/2026	SONIA	(30) bps	(48,564)	12,481
JPM	Man Group PLC	GBP	(21,083)	05/17/2027	SONIA	(30) bps	(21,000)	83
JPM	ME Group International PLC	GBP	(29,244)	10/15/2026	SONIA	(30) bps	(28,674)	570
JPM	Mears Group PLC	GBP	(35,593)	02/15/2027	SONIA	(30) bps	(35,759)	(166)
JPM	Mitchells & Butlers PLC	GBP	(30,929)	02/15/2027	SONIA	(30) bps	(32,213)	(1,284)
JPM	Mitie Group PLC	GBP	(36,210)	12/15/2026	SONIA	(30) bps	(49,639)	(13,429)
JPM	MONY Group PLC	GBP	(60,141)	10/15/2026	SONIA	(30) bps	(58,970)	1,171
JPM	Moonpig Group PLC	GBP	(58,087)	10/15/2026	SONIA	(30) bps	(61,009)	(2,922)
JPM	Morgan Sindall Group PLC	GBP	(102,384)	10/15/2026	SONIA	(30) bps	(95,648)	6,736
JPM	Mortgage Advice Bureau Holdings, Ltd.	GBP	(19,057)	10/15/2026	SONIA	(30) bps	(18,769)	288
JPM	National Grid PLC	GBP	(11,492)	10/15/2026	SONIA	(30) bps	(11,019)	473
JPM	NatWest Group PLC	GBP	(12,765)	08/16/2027	SONIA	(30) bps	(13,755)	(990)

Quarterly Report | July 31, 2026	27

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	Next Fifteen Communications	GBP	(13,118)	06/15/2027	SONIA	(175) bps	$(14,260)	$(1,142)
JPM	Nibe Industrier AB	SEK	(12,662)	02/15/2027	STIBOR	(35) bps	(13,554)	(892)
JPM	Nordic Semiconductor ASA	NOK	(56,874)	02/15/2027	NIBOR	(35) bps	(54,505)	2,369
JPM	Novonesis Novozymes B	DKK	(32,577)	03/15/2027	CIBOR	(35) bps	(32,031)	546
JPM	OSB Group PLC	GBP	(87,378)	10/15/2026	SONIA	(30) bps	(89,140)	(1,762)
JPM	OXB	GBP	(26,152)	06/15/2027	SONIA	(30) bps	(22,393)	3,759
JPM	Oxford Instruments PLC	GBP	(98,814)	10/15/2026	SONIA	(30) bps	(92,898)	5,916
JPM	Pagegroup PLC	GBP	(21,137)	07/15/2027	SONIA	(30) bps	(24,971)	(3,834)
JPM	Pan African Resources PLC	GBP	(23,842)	05/17/2027	SONIA	(30) bps	(23,549)	293
JPM	Paragon Banking Group PLC	GBP	(82,327)	10/15/2026	SONIA	(30) bps	(86,895)	(4,568)
JPM	Plus500, Ltd.	GBP	(40,869)	11/16/2026	SONIA	(30) bps	(38,047)	2,822
JPM	Polar Capital Holdings PLC	GBP	(26,086)	02/15/2027	SONIA	(30) bps	(22,777)	3,309
JPM	Pollen Street Group, Ltd.	GBP	(35,213)	02/15/2027	SONIA	(30) bps	(35,755)	(542)
JPM	Porvair PLC	GBP	(23,234)	10/15/2026	SONIA	(30) bps	(23,794)	(560)
JPM	Premier Foods PLC	GBP	(56,638)	10/15/2026	SONIA	(30) bps	(55,023)	1,615
JPM	Prysmian SpA	EUR	(47,823)	10/15/2026	ESTRON	(30) bps	(43,107)	4,716
JPM	QinetiQ Group PLC	GBP	(27,170)	10/15/2026	SONIA	(30) bps	(30,702)	(3,532)
JPM	Rathbones Group PLC	GBP	(19,168)	05/17/2027	SONIA	(30) bps	(19,401)	(233)
JPM	Renishaw PLC	GBP	(28,412)	05/17/2027	SONIA	(30) bps	(29,142)	(730)
JPM	Rolls-Royce Holdings PLC	GBP	(13,906)	05/17/2027	SONIA	(30) bps	(14,421)	(515)
JPM	Rosebank Industries PLC	GBP	(45,000)	05/17/2027	SONIA	(30) bps	(48,617)	(3,617)
JPM	Rotork PLC	GBP	(24,237)	11/16/2026	SONIA	(30) bps	(40,607)	(16,370)
JPM	Sabre Insurance Group PLC	GBP	(16,138)	10/15/2026	SONIA	(30) bps	(16,051)	87
JPM	SAP SE	EUR	(12,982)	08/16/2027	ESTRON	(30) bps	(14,546)	(1,564)
JPM	Savills PLC	GBP	(36,239)	02/15/2027	SONIA	(30) bps	(36,962)	(723)
JPM	Schneider Electric SE	EUR	(78,039)	03/15/2027	ESTRON	(30) bps	(84,156)	(6,117)
JPM	Serco Group PLC	GBP	(113,133)	10/15/2026	SONIA	(30) bps	(119,462)	(6,329)
JPM	Serica Energy PLC	GBP	(11,693)	10/15/2026	SONIA	(30) bps	(12,169)	(476)
JPM	SGS SA	CHF	(6,241)	10/15/2026	SARON	(35) bps	(6,279)	(38)
JPM	Siemens Energy AG	EUR	(75,237)	02/15/2027	ESTRON	(30) bps	(73,619)	1,618
JPM	SigmaRoc PLC	GBP	(88,320)	10/15/2026	SONIA	(30) bps	(90,224)	(1,904)
JPM	Sirius Real Estate, Ltd.	GBP	(38,355)	10/15/2026	SONIA	(30) bps	(40,225)	(1,870)
JPM	Softcat PLC	GBP	(58,851)	11/16/2026	SONIA	(30) bps	(59,436)	(585)
JPM	Spirax Group PLC	GBP	(18,055)	10/15/2026	SONIA	(30) bps	(19,188)	(1,133)
JPM	Spire Healthcare Group PLC	GBP	(12,008)	07/15/2027	SONIA	(30) bps	(12,922)	(914)
JPM	SSE PLC	GBP	(29,617)	10/15/2026	SONIA	(30) bps	(28,488)	1,129
JPM	Telecom Plus PLC	GBP	(89,436)	10/15/2026	SONIA	(30) bps	(86,983)	2,453
JPM	TP ICAP Group PLC	GBP	(46,503)	05/17/2027	SONIA	(30) bps	(45,546)	957
JPM	Trainline PLC	GBP	(34,380)	02/15/2027	SONIA	(30) bps	(35,549)	(1,169)
JPM	Trustpilot Group PLC	GBP	(76,070)	10/15/2026	SONIA	(30) bps	(74,636)	1,434
JPM	Universal Music Group NV	EUR	(46,968)	01/15/2027	ESTRON	(30) bps	(35,422)	11,546
JPM	Veolia Environnement SA	EUR	(30,764)	10/15/2026	ESTRON	(30) bps	(28,699)	2,065
JPM	Vesuvius PLC	GBP	(58,583)	05/17/2027	SONIA	(30) bps	(48,951)	9,632
JPM	Victrex PLC	GBP	(27,720)	05/17/2027	SONIA	(30) bps	(30,656)	(2,936)
JPM	Volution Group PLC	GBP	(64,492)	10/15/2026	SONIA	(30) bps	(66,423)	(1,931)
JPM	Watches of Switzerland Group PLC	GBP	(57,265)	03/15/2027	SONIA	(30) bps	(55,736)	1,529

Saba Capital Income & Opportunities Fund II	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
JPM	WH Smith PLC	GBP	(2,162)	06/15/2027	SONIA	(30) bps	$(2,307)	$(145)
JPM	Wickes Group PLC	GBP	(17,851)	02/15/2027	SONIA	(30) bps	(18,806)	(955)
JPM	XPS Pensions Group PLC	GBP	(60,745)	10/15/2026	SONIA	(30) bps	(62,151)	(1,406)
JPM	YouGov PLC	GBP	(14,366)	10/15/2026	SONIA	(30) bps	(14,735)	(369)
JPM	Young & Co's Brewery PLC	GBP	(108)	03/15/2027	SONIA	(190) bps	(111)	(3)
JPM	Zigup PLC	GBP	(21,963)	02/15/2027	SONIA	(30) bps	(22,801)	(838)
Total Short Position Contracts							$(5,052,215)	$(39,057)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.
(c)	Level 3 investment valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

Quarterly Report | July 31, 2026	29

Saba Capital Income & Opportunities Fund II	Notes to Consolidated Financial Statements

July 31, 2026 (Unaudited)

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the fair value hierarchy levels as of July 31, 2026. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$15,729,374	$-	$15,729,374
Senior Loans	-	15,483,517	7,771,165	23,254,682
Convertible Corporate Bond	-	861,969	-	861,969
Sovereign Debt Obligations	8,324,750	-	-	8,324,750
Mortgage-Backed Securities	-	3,208,687	-	3,208,687
Common Stock	35,686,103	304,688	44,857	36,035,648
Closed End Funds	10,869,765	-	-	10,869,765
Preferred Stock	788,552	-	2,992,740	3,781,292
Participation Agreement	-	-	743,238	743,238
Private Funds*	-	-	-	64,870,227
Unit Trust	6,199,842	-	-	6,199,842
Special Purpose Acquisition Companies	6,015,845	-	7,263,096	13,278,941
Digital Asset Treasury Company	-	-	650,283	650,283
Digital Assets - Non-Security Tokens**	-	-	-	-
Warrants	541,231	-	866,030	1,407,261
Rights	34,219	-	-	34,219
Options***	1,967,985	-	-	1,967,985
Money Market Funds	14,858,035	-	-	14,858,035
Total	$85,286,327	$35,588,235	$20,331,409	$206,076,198

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$18,143,130	$-	$18,143,130
Common Stock**	20,714,364	-	4,882	20,719,246
Closed End Funds	104,941	-	-	104,941
Exchange Traded Funds	63,894,618	-	-	63,894,618
Preferred Stock	61,884	-	-	61,884
Total	$84,775,807	$18,143,130	$4,882	$102,923,819

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$2,655,399	$2,655,399
Forward Foreign Currency Contracts	-	474,424	-	474,424
Futures Contracts	164,571	-	-	164,571
Centrally Cleared Credit Default Swaps	-	13,794,707	-	13,794,707
Over the Counter Credit Default Swaps	-	2,305,331	-	2,305,331
Total Return Swaps	-	1,262,784	85,348	1,348,132
Total Assets	$164,571	$17,837,246	$2,740,747	$20,742,564
Liabilities
Forward Foreign Currency Contracts	$-	$71,063	$-	$71,063
Futures Contracts	81,197	-	-	81,197
Centrally Cleared Credit Default Swaps	-	439,012	-	439,012
Over the Counter Credit Default Swaps	-	1,328,271	-	1,328,271
Total Return Swaps	-	1,099,034	-	1,099,034
Total Liabilities	$81,197	$2,937,380	$-	$3,018,577

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
**	The Fund held Level 3 investments that are priced at $0.
***	All options held by the Fund are exchange traded listed options.